UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07582
 -------------------------------------------------------------------------------

                                The Valiant Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  221 Pensacola Boulevard, Venice Florida 34285
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Denis R. Curcio

                             221 Pensacola Boulevard

                              Venice, Florida 34285
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-242-9340

Date of fiscal year end:   AUGUST 31, 2007
                         --------------------

Date of reporting period:  NOVEMBER 30, 2006
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.



THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
November 30, 2006
                                                              MATURITY       PRINCIPAL
                                                   RATE         DATE           AMOUNT            VALUE
                                                ----------   -----------   -------------    ---------------
COMMERCIAL PAPER - 33.7%
COMMERCIAL BANKS - 8.9%
Anglo Irish Bank Corp                             5.27%        01/11/07    $  20,000,000    $    19,880,075
Icici Bank                                        5.27         02/09/07       20,000,000         19,795,055
                                                                                            ---------------
                                                                                                 39,675,130
                                                                                            ---------------
EDUCATION - 5.0%
Johns Hopkins University                          5.31         01/11/07       10,000,000         10,000,000
Johns Hopkins University                          5.30         12/05/06       12,300,000         12,300,000
                                                                                            ---------------
                                                                                                 22,300,000
                                                                                            ---------------
FINANCE - 4.5%
Govco, Inc.                                       5.25         02/12/07       20,000,000         19,787,083
                                                                                            ---------------

INDUSTRIES  - 4.5%
Walnut Energy Center Authority                    5.26         12/06/06       20,000,000         19,985,389
                                                                                            ---------------

SPECIAL PURPOSE ENTITY - 6.3%
ASAP Funding Limited                              5.28        12/15/06         7,900,000          7,883,779
Chesham Finance                                   5.26         01/12/07       20,000,000         19,877,267
                                                                                            ---------------
                                                                                                 27,761,046
                                                                                            ---------------
UTILITIES - 4.5%
Guam Power Authority                              5.30        12/06/06        20,000,000         20,000,000
                                                                                            ---------------

TOTAL COMMERCIAL PAPER
  (Amortized Cost $149,508,648)                                                                 149,508,648
                                                                                            ---------------

CORPORATE OBLIGATIONS* - 17.8%
FINANCIAL SERVICES - 6.8%
Bank of America                                   5.32         12/01/06       10,000,000         10,000,000
Merrill Lynch & Co.                               5.29         12/14/06       10,000,000         10,000,000
Royal Bank of Canada                              5.40         11/09/07       10,000,000         10,000,000
Vista Funding                                     5.64         12/07/06          400,000            400,000
                                                                                            ---------------
                                                                                                 30,400,000
                                                                                            ---------------
FOOD - 0.1%
Jacksons Food Stores, Inc.                        5.37         12/07/06          498,000            498,000
                                                                                            ---------------

HEALTH SERVICES - 1.0%
Gastroenterology Associates, LLC                  5.32         12/07/06        2,195,000          2,195,000
Louisiana Endoscopy Floater                       5.32         12/07/06        1,445,000          1,445,000
Riverview Medical Office Building                 5.36         12/07/06          700,000            700,000
                                                                                            ---------------
                                                                                                  4,340,000
                                                                                            ---------------
LEISURE - 0.7%
Commonwealth Country Club, Ltd.                   5.36         12/07/06        3,000,000          3,000,000
                                                                                            ---------------

REAL ESTATE - 3.3%
208 Associates LLC                                5.37         12/07/06          785,000            785,000
Aztec Properties LLC                              5.34         12/07/06        1,893,000          1,893,000
CMW Real Estate LLC                               5.36         12/07/06        2,140,000          2,140,000
El Dorado Enterprises of Miami FL                 5.42         12/07/06        7,845,000          7,845,000
G & J Properties II                               5.37         12/07/06          870,000            870,000
Ordeal Properties LLC                             5.37         12/07/06        1,210,000          1,210,000
                                                                                            ---------------
                                                                                                 14,743,000
                                                                                            ---------------


THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
November 30, 2006
                                                              MATURITY       PRINCIPAL
                                                   RATE         DATE           AMOUNT            VALUE
                                                ----------   -----------   -------------    ---------------
SPECIAL PURPOSE ENTITY - 5.9%
Approach Partnership                              5.37%        12/07/06    $   1,000,000    $     1,000,000
Barry-Wehmiller Group                             5.37         12/07/06          990,000            990,000
Best One Tire & Service                           5.37         12/07/06          800,000            800,000
Butler County, Surgical Properties                5.37         12/07/06        1,310,000          1,310,000
Bybee Foods LLC                                   5.37         12/07/06        3,000,000          3,000,000
Chuo Mubea Suspe Chuomuo                          5.37         12/07/06          275,000            275,000
Denver LLC                                        5.63         12/07/06          360,000            360,000
Exal Corp.                                        5.37         12/07/06        1,195,000          1,195,000
FE, LLC                                           5.37         12/07/06          850,000            850,000
GCG Portage LLC                                   5.45         12/07/06        1,180,000          1,180,000
GMC Financing, LLC                                5.35         12/07/06        2,615,000          2,615,000
ISO Building LLC                                  5.37         12/07/06          800,000            800,000
K. C. Jordan & Associates                         5.37         12/07/06          700,000            700,000
MMR Development Co.                               5.37         12/07/06        1,050,000          1,050,000
Physicians Center LP                              5.32         12/07/06        3,010,000          3,010,000
SWC Princeton                                     5.35         12/07/06        2,000,000          2,000,000
Taylor Steel, Inc.                                5.37         12/07/06        1,930,000          1,930,000
Village Enterprises                               5.37         12/07/06          970,000            970,000
Wellington Green LLC                              5.37         12/07/06        2,060,000          2,060,000
                                                                                            ---------------
                                                                                                 26,095,000
                                                                                            ---------------
TOTAL CORPORATE OBLIGATIONS
  (Amortized Cost $79,076,000)                                                                   79,076,000
                                                                                            ---------------

CERTIFICATE OF DEPOSIT - 28.1%
BANKING - 28.1%
CALYON Bank                                       5.26         01/19/07       10,000,000         10,000,033
CALYON Bank                                       5.43         06/04/07       10,000,000         10,000,243
Citibank                                          5.33         12/20/06       15,000,000         15,000,000
Deutsche Zentral                                  5.32         01/05/07       10,000,000         10,000,000
HSH Nordbank                                      5.32         01/12/07       20,000,000         20,000,000
Royal Bank of Scotland                            4.81         01/16/07       10,000,000         10,000,061
Svenska Handelsbanken                             5.37         10/26/07       10,000,000          9,997,834
Wells Fargo                                       4.87         01/31/07       10,000,000          9,999,908
Wells Fargo                                       5.25         04/20/07       10,000,000         10,000,000
Wilmington Trust                                  5.36         03/20/06       20,000,000         20,000,000
                                                                                            ---------------
TOTAL CERTIFICATE OF DEPOSIT
  (Amortized Cost $124,998,079)                                                                 124,998,079
                                                                                            ---------------

MUNICIPAL NOTES AND BONDS* - 5.3%
ALABAMA - 1.3%
Auburn Taxable Revenue, Series B                  5.32         12/07/06        5,750,000          5,750,000
                                                                                            ---------------

ILLINOIS - 1.0%
Upper Illinois River Valley
  Development Authority                           5.34         12/07/06        4,595,000          4,595,000
                                                                                            ---------------

MICHIGAN - 0.8%
Michigan City Industrial
  Economic Development Revenue                    5.37         12/07/06        1,205,000          1,205,000
Michigan Public Education
  Facilities Authority Revenue                    5.70         08/31/07        2,370,000          2,370,000
                                                                                            ---------------
                                                                                                  3,575,000
                                                                                            ---------------
NEW YORK - 1.5%
Albany New York Individual
  Agency Civic Facility Revenue                   5.35         12/07/06        2,000,000          2,000,000
Baird Properties LLC                              5.42         12/07/06        1,820,000          1,820,000
IHA Capital Development Corp.                     5.37         12/07/06        1,500,000          1,500,000
New York City NY Individual
  Development Agycivic Facility Revenue           5.30         12/07/06        1,435,000          1,435,000
                                                                                            ---------------
                                                                                                  6,755,000
                                                                                            ---------------
OHIO - 0.6%
Hopkins Waterhouse LLC                            5.36         12/07/06          780,000            780,000
Mercer County, HealthCare
  Facilities                                      5.37         12/01/06        1,825,000          1,825,000
                                                                                            ---------------
                                                                                                  2,605,000
                                                                                            ---------------
VIRGINIA - 0.1%
Ashland Industrial
  Development Authority                           5.57         12/07/06          290,000            290,000
                                                                                            ---------------

                                                                                            ---------------
TOTAL MUNICIPAL NOTES AND BONDS
  (Amortized Cost $23,570,000)                                                                   23,570,000
                                                                                            ---------------


THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
November 30, 2006
                                                              MATURITY       PRINCIPAL
                                                   RATE         DATE           AMOUNT            VALUE
                                                ----------   -----------   -------------    ---------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.6%
Federal Home Loan Bank                            5.58%        08/14/07    $  10,000,000    $    10,000,000
Federal Home Loan Bank                            5.55         08/08/07       10,000,000         10,000,000
Federal Home Loan Bank                            5.50         10/02/07        5,000,000          5,000,000
                                                                                            ---------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Amortized Cost $25,000,000)                                                                   25,000,000
                                                                                            ---------------

REPURCHASE AGREEMENT - 9.2%
Bank of America, Inc., 5.29%, due 12/01/06,
with a maturity value of $41,006,025.
(Collateralized by various 0% - 6.5%
GNMA bonds valued at $41,820,001
with maturity dates 5/16/23 - 8/16/39)                                        41,000,000         41,000,000
                                                                                            ---------------
TOTAL REPURCHASE AGREEMENTS
  (Amortized Cost $41,000,000)                                                                   41,000,000
                                                                                            ---------------

TOTAL INVESTMENTS
  (AMORTIZED COST $443,152,727) (a) - 99.7%                                                     443,152,727
OTHER ASSETS LESS LIABILITIES - 0.3%                                                              1,349,733
                                                                                            ---------------
 TOTAL NET ASSETS - 100%                                                                    $   444,502,460
                                                                                            ===============


-----------------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at November 30, 2006. Maturity date shown reflects next rate change date.
(a) The cost of investments for federal income tax purposes at November 30, 2006 is $443,153,394.

GNMA  - Government National Mortgage Association
LLC   - Limited Liability Corporation
LP    - Limited Partnership


THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
November 30, 2006
                                                              MATURITY       PRINCIPAL
                                                   RATE         DATE           AMOUNT            VALUE
                                                ----------   -----------   -------------    ---------------
U.S. TREASURY OBLIGATIONS - 54.8%
U.S. TREASURY BILLS(a) - 41.2%
                                                   5.05%       12/7/06     $ 75,000,000     $    74,936,875
                                                                                            ---------------

U.S. Treasury Notes - 13.6%
                                                  3.125         5/15/07      25,000,000          24,800,412
                                                                                            ---------------

                                                                                            ---------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Amortized Cost $99,737,287)                                                                   99,737,287
                                                                                            ---------------



REPURCHASE AGREEMENTS - 45.5%
Bank of America, Inc., 5.29%, due 12/1/06,
with a maturity value of $22,803,350
(Collateralized by various 4.816% - 5.57%
GNMA bonds valued at $23,256,000
with maturity dates 10/16/29 - 11/20/36)                                     22,800,000          22,800,000

Citigroup, Inc.,  5.29%, due 12/01/06,
with a maturity value of $20,002,939
(Collateralized by 5.5%
GNMA bonds valued at $20,400,000
with maturity date 9/20/33)                                                  20,000,000          20,000,000

Goldman Sachs Inc., 5.27%, due 12/1/06,
with a maturity value of $20,002,928
(Collateralized by 4.5%
GNMA bonds valued at $20,400,001
with maturity date 6/16/32)                                                  20,000,000          20,000,000

UBS Paine Webber, 5.29%, due 12/1/06,
with a maturity value of $20,002,937
(Collateralized by various 5.0% - 9.5%
GNMA bonds valued at $20,400,692
with maturity dates 5/15/17 - 11/15/36)                                      20,000,000          20,000,000
                                                                                            ---------------

TOTAL REPURCHASE AGREEMENTS
  (Amortized Cost $82,800,000)                                                                   82,800,000
                                                                                            ---------------


TOTAL INVESTMENTS
  (Amortized Cost $182,537,287) (b) - 100.3%                                                    182,537,287
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)                                                     (650,941)
                                                                                            ---------------
TOTAL NET ASSETS - 100%                                                                      $ 181,886,346
                                                                                            ===============



-----------------
(a) Interest rate represents yield to maturity at purchase.
(b) Cost and value for federal income tax and financial reporting purposes are the same.
GNMA - Government National Mortgage Association



THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
November 30, 2006

                                                              MATURITY       PRINCIPAL
                                                   RATE         DATE           AMOUNT            VALUE
                                                ----------   -----------   -------------    ---------------
COMMERCIAL PAPER -3.4%
FLORIDA - 3.4%
Sarasota County Public Hospital,
  LOC Suntrust Bank                               3.52%        12/06/06    $  4,050,000     $     4,050,000
                                                                                            ---------------

TOTAL COMMERCIAL PAPER
  (Amortized Cost $4,050,000)                                                                     4,050,000
                                                                                            ---------------

MUNICIPAL BONDS AND NOTES - 24.6%
FLORIDA - 4.2%
Jacksonville Health
  Facilities Authority Hospital                   3.75         01/17/07       5,000,000           5,000,000
                                                                                            ---------------

INDIANA - 2.1%
Elkhart Community Schools                         4.35         12/29/06       2,500,000           2,501,900
                                                                                            ---------------

NEW HAMPSHIRE- 5.0%
Belknap County TAN                                4.50         12/28/06       6,000,000           6,002,950
                                                                                            ---------------

OHIO - 2.6%
Adams County Local School
  District Anticipatory Notes                     4.40         05/15/07       3,150,000           3,160,568
                                                                                            ---------------

PENNSYLVANIA -6.3%
Delaware County                                   3.60         02/08/07       7,625,000           7,625,000
                                                                                            ---------------

UTAH - 2.1%
Davis County Tax & Revenue
  Anticipatory Notes                              4.50         12/28/06       2,500,000           2,501,446
                                                                                            ---------------

WISCONSIN - 2.3%
St. Francis School
  District Antic Notes                            3.75         11/07/07       2,800,000           2,802,471
                                                                                            ---------------

                                                                                            ---------------
TOTAL MUNICIPAL BONDS AND NOTES
  (Amortized Cost $29,594,335)                                                                   29,594,335
                                                                                            ---------------

VARIABLE MUNICIPAL BONDS* - 71.6%
ALABAMA - 2.1%
Birmingham Alabama Special Care
  Facilities Authority Revenues                   3.60         12/07/06       2,500,000           2,500,000
                                                                                            ---------------

CONNECTICUT - 1.2%
Conecticut State Special Tax
  Obligation Revenue, Series 1                    3.53         12/06/06       1,500,000           1,500,000
                                                                                            ---------------

FLORIDA - 49.2%
ABN AMRO Munitops
  Certificates of Trust                           3.52         12/07/06       3,650,000           3,650,000
ABN AMRO Munitops
  Certificates of Trust, 144A                     3.52         12/07/06       3,500,000           3,500,000
Dade County Individual
  Development Authority, Series B                 3.32         12/13/06       1,000,000           1,000,000
Dade County Water and Sewer
  Systems Revenue                                 3.46         12/06/06       2,500,000           2,500,000
Florida Housing Finance Corp.,
  Multi - Family Revenue,
  Charleston, Series I-A                          3.50         12/07/06       6,750,000           6,750,000
Florida State Board of Education                  3.52         12/07/06       5,965,000           5,965,000
Florida State Municipal Power
  Agency Revenue, Stanton Project                 3.57         12/06/06       1,000,000           1,000,000
Halifax Hospital Medical Center,
  Health Care Facilities Revenue                  3.49         12/06/06       1,200,000           1,200,000
Jacksonville Economic Development
  Commission Health Care Facilities
  Revenue, Series A
  LOC Fortis Banque Belgium,
  JP Morgan Chase Bank                            3.48         12/07/06       2,000,000           2,000,000
Lee County Industrial Development
  Authority  Healthcare Facility                  3.65         12/01/06       2,740,000           2,740,000
Marion County Hospital District Revenue           3.49         12/06/06       5,275,000           5,275,000
Orange County HFA Multifamily
  Revenue, Series E                               3.50         12/06/06       1,800,000           1,800,000
Orange County Industrial Development
  Authority, IDR, LOC U.S. Bank Trust N.A.        4.00         04/01/07       1,325,000           1,325,000
Pinellas County Health Facilities
  Authority Revenue                               3.50         12/07/06       1,910,000           1,910,000
Polk County School Board COP, Series A            3.46         12/07/06       2,000,000           2,000,000
Port Orange Revenue, Palmer College
  Project, LOC Lasalle Bank N.A.                  3.48         12/07/06       4,500,000           4,500,000
St. Johns County, HFA Multi-Family
  Remington                                        3.52        12/06/06       7,600,000           7,600,000
Tampa Health Care Facilities Revenue,
  Lifelink Foundation, Inc. Project               3.49         12/06/06       1,400,000           1,400,000
Volusia County Educational
  Facility Authority Revenue                      3.52         12/07/06       3,145,000           3,145,000
                                                                                            ---------------
                                                                                                 59,260,000
                                                                                            ---------------


THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
November 30, 2006

                                                              MATURITY       PRINCIPAL
                                                   RATE         DATE           AMOUNT            VALUE
                                                ----------   -----------   -------------    ---------------


ILLINOIS - 1.7%
Channahon Revenue, Series B                       3.50%        12/07/06    $  2,000,000           2,000,000
                                                                                            ---------------

KANSAS - 0.8%
Olathe Health Facilities
  Revenue, Series A                               3.65         12/01/06       1,000,000           1,000,000
                                                                                            ---------------

KENTUCKY - 2.8%
Morehead League of Cities
  Funding Trust, Lease Program
  Revenue, Series A                               3.65         12/01/06       1,400,000           1,400,000
Richmond League  of Cities
  Funding Trusts, Lease Program
  Revenue, Series A                               3.65         12/01/06       2,000,000           2,000,000
                                                                                            ---------------
                                                                                                  3,400,000
                                                                                            ---------------

LOUISIANA - 4.7%
East Baton Rouge Parish La
  Pollution Control Revenue                       3.63         12/01/06         750,000             750,000
Plaquemines Port La Harbor &
  Terminal District Port Facilities
  Revenue                                         3.85         08/31/07       4,895,000           4,895,000
                                                                                            ---------------
                                                                                                  5,645,000
                                                                                            ---------------
NORTH CAROLINA - 0.9%
University of North Carolina
  Revenues, Series B                              3.50         12/06/06         100,000             100,000
North Carolina  Educational
  Facilities Finance Agency Revenue,
  Series B                                        3.61         12/07/06       1,000,000           1,000,000
                                                                                            ---------------
                                                                                                  1,100,000
                                                                                            ---------------
PUERTO RICO - 2.1%
Puerto Rico Commonwealth, Series 53G              3.51         12/07/06       1,000,000           1,000,000
Puerto Rico Individual, Medical &
  Environmental Pollution Control
  Facilities Financing Autho                      3.55         03/01/07       1,500,000           1,500,181
                                                                                            ---------------
                                                                                                  2,500,181
                                                                                            ---------------
SOUTH CAROLINA- 1.1%
Piedmont Municipal Power Agency
  Electric Revenue, Series B                      3.53         12/06/06       1,305,000           1,305,000
                                                                                            ---------------

TEXAS - 3.3%
Richardson Independent School District            3.48         12/07/06       1,500,000           1,500,000
Texas Transportation Common Revenue,
  Series B                                        3.48         12/06/06       2,500,000           2,500,000
                                                                                            ---------------
                                                                                                  4,000,000
                                                                                            ---------------
Washington - 1.7%
King County Putters-Series 1184                   3.53         12/07/06       2,000,000           2,000,000
                                                                                            ---------------

TOTAL VARIABLE MUNICIPAL BONDS
  (Amortized Cost $86,210,181)                                                                   86,210,181
                                                                                            ---------------

TOTAL INVESTMENTS
  (AMORTIZED COST $119,854,516)(a) - 99.6%                                                      119,854,516
OTHER ASSETS LESS LIABILITIES - 0.4%                                                                449,730
                                                                                            ---------------
TOTAL NET ASSETS - 100%                                                                       $ 120,304,246
                                                                                            ===============

-----------------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at November 30, 2006. The maturity date shown reflects next rate change date.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

COP - Certificates of Participation
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
TAN - Tax Anticipation Note

SECURITY VALUATION:

           Investments of the Portfolios are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security.

SECURITIES TRANSACTIONS AND RELATED INCOME:

           Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

                 REPURCHASE AGREEMENTS:

           Each Portfolio may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios' Sub-Advisor, Reich & Tang Asset Management L.P. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the appropriate collateral levels held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian, either physically or in book entry form.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Valiant Fund
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By:  /s/ Richard F. Curcio
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        Richard F. Curcio
        Chairman of the Board and President

Date: January 16, 2007
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Richard F. Curcio
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        Richard F. Curcio
        Chairman of the Board and President

Date: January 16, 2007
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By:  /s/ Denis R. Curcio
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        Denis R. Curcio
        Treasurer

Date: January 16, 2007
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